Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:

Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)	TSR(4)	Net Income (in thousands)(5)

2025	$1,417,130	$1,427,410	$563,873	$603,559	$132	$15,104
2024	$1,364,116	$1,359,582	$471,459	$469,830	$113	$23,671
2023	$1,283,098	$1,306,932	$449,628	$465,866	$112	$25,000

Named Executive Officers, Footnote	Mr. Tomson was our PEO in 2025, 2024, and 2023. In 2025, the non-PEO NEOs were Messrs. McKim, Cosgrove, Fariello, and Kenefick. In 2024, the non-PEO NEOs were Messrs. McKim, Cole, Cosgrove and Fariello, and in 2023 the non-PEO NEOs were Messrs. Krebs, McKim, Cole, Cosgrove and Fariello.
Peer Group Issuers, Footnote	Cumulative TSR is calculated using the Corporation's common share price at the end and the beginning of the applicable measurement period assuming reinvestment of dividends based on an initial investment of $100 on December 31, 2022.
PEO Total Compensation Amount	$ 1,417,130	$ 1,364,116	$ 1,283,098
PEO Actually Paid Compensation Amount	$ 1,427,410	1,359,582	1,306,932
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2025	2024	2023
Summary Compensation Table Total	$1,417,130	$1,364,116	$1,283,098
Minus Restricted Stock Awards from Summary Compensation Table	(230,044)	(220,053)	(210,038)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	248,143	223,208	227,934
Plus Change in Value of Unvested Awards Granted in Prior Years	(7,819)	(7,689)	5,938
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years' Awards Vested During Year	—	—	—
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	—	—
Compensation Actually Paid	$1,427,410	$1,359,582	$1,306,932

Non-PEO NEO Average Total Compensation Amount	$ 563,873	471,459	449,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 603,559	469,830	465,866
Adjustment to Non-PEO NEO Compensation Footnote	To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to Average non-PEO Compensation
	2025	2024	2023
Average Summary Compensation Table Total	$563,873	$471,459	$449,628
Minus Restricted Stock Awards from Summary Compensation Table	(80,841)	—	(76,539)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	87,201	—	83,335
Plus Change in Value of Unvested Awards Granted in Prior Years	24,535	(2,998)	6,616
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years' Awards Vested During Year	8,791	1,369	2,826
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	—	—
Average Compensation Actually Paid	$603,559	$469,830	$465,866

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
The following charts illustrate the relationship between Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs for 2023, 2024, and 2025, and each of the financial metrics stated therein.

Total Shareholder Return Amount	$ 132	113	112
Net Income (Loss)	$ 15,104,000	23,671,000	25,000,000
PEO Name	(1)Mr. Tomson
Additional 402(v) Disclosure	Net income as reported on the Corporation's consolidated financial statements.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (230,044)	(220,053)	(210,038)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,143	223,208	227,934
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,819)	(7,689)	5,938
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,841)	0	(76,539)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,201	0	83,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,535	(2,998)	6,616
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,791	1,369	2,826
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0